Employee Benefits Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits Expenses
Salaries	€ 12,244	€ 12,128	€ 11,369
Social security expenses	2,003	1,919	1,779
Share-based payment expenses	2,385	2,220	1,431
Pension expenses	435	438	447
Employee-related restructuring expenses	3,143	222	85
Termination benefits outside of restructuring plans	68	64	44
Employee benefits expenses	€ 20,278	€ 16,992	€ 15,157